UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21126
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Municipal Income Trust II

===================== BlackRock Municipal Income Trust II ======================

FFI INSTITUTIONAL TAX-EXEMPT FUND

Ticker:                      Security ID:  30249H100
Meeting Date: DEC 17, 2015   Meeting Type: Special
Record Date:  OCT 19, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between FFI Institutional Tax-Exempt
      Fund, MuniCash and Master
      Institutional Tax-Exempt Portfolio

--------------------------------------------------------------------------------

FFI INSTITUTIONAL TAX-EXEMPT FUND

Ticker:                      Security ID:  30249H100
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management
2.1   Elect Director  David O. Beim           For       For          Management
2.2   Elect Director Susan J. Carter          For       For          Management
2.3   Elect Director Collette Chilton         For       For          Management
2.4   Elect Director Neil A. Cotty            For       For          Management
2.5   Elect Director Matina S. Horner         For       For          Management
2.6   Elect Director Rodney D. Johnson        For       For          Management
2.7   Elect Director Cynthia A. Montgomery    For       For          Management
2.8   Elect Director Joseph P. Platt          For       For          Management
2.9   Elect Director Robert C. Robb, Jr.      For       For          Management
2.10  Elect Director Mark Stalnecker          For       For          Management
2.11  Elect Director Kenneth L. Urish         For       For          Management
2.12  Elect Director Claire A. Walton         For       For          Management
2.13  Elect Director Frederick W. Winter      For       For          Management
2.14  Elect Director Barbara G. Novick        For       For          Management
2.15  Elect Director John M. Perlowski        For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date:	August 25, 2016